UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑21411

Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482‑8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2025
Date of Reporting Period

Item 1. Reports to Stockholders
(a)

Eaton Vance
Senior Floating-Rate Trust (EFR)
Semi-Annual Report
April 30, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report April 30, 2025
Eaton Vance
Senior Floating-Rate Trust

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Performance

Portfolio Manager(s) Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	(0.00)%[3]	4.62%	9.25%	5.68%
Fund at Market Price	—	(2.19)	0.69	11.97	5.76

Morningstar® LSTA® US Leveraged Loan IndexSM	—	1.83%	6.16%	7.99%	4.87%
% Premium/Discount to NAV[4]
As of period end	(3.24)%
Distributions[5]
Total Distributions per share for the period	$0.58
Distribution Rate at NAV	8.86%
Distribution Rate at Market Price	9.15
% Total Leverage[6]
Auction Preferred Shares (APS)	13.23%
Borrowings	23.35
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Fund Profile

Top 10 Issuers (% of total investments)[1]
Asurion LLC	1.1%
Les Schwab Tire Centers	0.8
UKG, Inc.	0.8
Focus Financial Partners LLC	0.8
Virgin Media Bristol LLC	0.7
Quikrete Holdings, Inc.	0.7
Cloudera, Inc.	0.7
Epicor Software Corp.	0.7
Boxer Parent Co., Inc.	0.7
Allied Universal Holdco LLC	0.7
Total	7.7%
Top 10 Sectors (% of total investments)[1]
Software	12.3%
Health Care Providers & Services	6.3
Machinery	5.7
Professional Services	5.2
Chemicals	4.4
Hotels, Restaurants & Leisure	4.3
IT Services	4.0
Capital Markets	3.8
Commercial Services & Supplies	3.4
Specialty Retail	3.0
Total	52.4%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
 Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Included in the average annual total return at NAV for the ten year period is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% of the Fund’s APS per share liquidation preference. Had these transactions not occurred, the total return at NAV would be lower for the Fund.
[3]	Amount is less than (0.005)%.
[4]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[5]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[6]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.2%
Security	Principal Amount (000's omitted)	Value
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 10.256%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	$1,500	$ 1,468,807
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.391%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	1,150	1,136,404
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.268%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	989,526
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,002,429
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.661%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,487,526
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.661%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,210,485
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,200	1,166,309
Series 2015-5A, Class DR, 11.231%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	486,763
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.163%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,000	991,507
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.781%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	998,734
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.372%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	981,483
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	950,458
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.782%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	994,278
Octagon 70 Alto Ltd., Series 2023-1A, Class E, 10.93%, (3 mo. SOFR + 6.66%), 10/20/36(1)(2)	1,500	1,468,510
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	486,659
Series 2019-1A, Class DR, 11.08%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	1,000	991,331
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.237%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,000	994,240
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 10.493%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	700	684,519
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.301%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	988,533
Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd., Series 2013-1A, Class DR, 10.998%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	$2,000	$ 1,870,252
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.758%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,150	1,085,899
Total Asset-Backed Securities (identified cost $22,802,894)		$ 22,434,652

Common Stocks — 1.7%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	55	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	18,441	$ 282,765
Phoenix Services International LLC(4)(5)	16,081	64,324
Phoenix Services International LLC(4)(5)	1,467	5,868
		$ 352,957
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	479	$ 1,077,448
		$ 1,077,448
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	2,650	$ 50,695
		$ 50,695
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	14,009	$ 294,189
		$ 294,189
Health Care — 0.3%
Cano Health, Inc.(4)(5)	106,449	$ 727,419
Envision Parent, Inc.(4)(5)	44,965	554,194
		$ 1,281,613
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	74,131	$ 704,245
Serta SSB Equipment Co.(3)(4)(5)	74,131	0
		$ 704,245

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Investment Companies — 0.0%†
Aegletes BV(4)(5)	14,087	$ 7,508
		$ 7,508
Pharmaceuticals — 0.7%
Mallinckrodt International Finance SA(4)(5)	27,357	$ 2,381,194
		$ 2,381,194
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	458	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	366,665	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	557	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $7,351,586)		$ 6,149,849

Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$200	$ 197,988
TransDigm, Inc., 4.875%, 5/1/29	625	603,902
		$ 801,890
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 540,347
		$ 540,347
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,005,549
		$ 1,005,549
Building and Development — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 611,371
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Standard Industries, Inc., 4.75%, 1/15/28(1)	$625	$ 612,227
		$ 1,223,598
Business Equipment and Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$441	$ 441,048
		$ 441,048
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 580,943
		$ 580,943
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$209	$ 218,030
		$ 218,030
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 451,659
		$ 451,659
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 614,703
		$ 614,703
Distribution & Wholesale — 0.3%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$1,000	$ 992,873
		$ 992,873
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$366	$ 349,748
		$ 349,748
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 581,588
		$ 581,588
Entertainment — 0.1%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$339	$ 340,292
		$ 340,292

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 583,839
		$ 583,839
Health Care — 0.5%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 563,326
Medline Borrower LP, 5.25%, 10/1/29(1)	241	229,099
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,027,851
		$ 1,820,276
Home Furnishings — 0.2%
Somnigroup International, Inc., 4.00%, 4/15/29(1)	$625	$ 581,030
		$ 581,030
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 621,160
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	573,415
		$ 1,194,575
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 547,814
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	624,219
		$ 1,172,033
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 245,923
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	625	621,992
Vital Energy, Inc., 9.75%, 10/15/30	350	296,978
		$ 1,164,893
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$447	$ 431,483
		$ 431,483
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$625	$ 606,804
		$ 606,804
Retail — 0.0%†
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$31	$ 32,045
		$ 32,045
Security	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$355	$ 331,171
		$ 331,171
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 598,007
		$ 598,007
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31(1)	$505	$ 486,159
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,000	899,507
		$ 1,385,666
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$557	$ 558,475
		$ 558,475
Total Corporate Bonds (identified cost $18,592,629)		$ 18,602,565

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	8,637	$ 209,447
Series G1(4)	5,968	131,296
Total Preferred Stocks (identified cost $299,403)		$ 340,743

Senior Floating-Rate Loans — 143.3%(6)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.2%
Aernnova Aerospace SAU, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	500	$ 562,743
Air Comm Corp. LLC:
Term Loan, 7.321%, (1 mo. USD Term SOFR + 3.00%), 11/21/31		1,408	1,396,255
Term Loan, 12/11/31(7)		117	116,355

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.73%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		650	$ 648,375
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(8)		391	313,158
Novaria Holdings LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 6/6/31		597	597,004
Vista Management Holding, Inc., Term Loan, 8.048%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		600	598,500
			$ 4,232,390
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		648	$ 624,061
			$ 624,061
Airlines — 0.5%
American Airlines, Inc., Term Loan, 6.52%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,966	$ 1,928,940
			$ 1,928,940
Apparel & Luxury Goods — 0.8%
Gloves Buyer, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 12/29/27		2,208	$ 2,114,018
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		639	634,942
			$ 2,748,960
Auto Components — 3.7%
Adient U.S. LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		1,547	$ 1,515,948
Autokiniton U.S. Holdings, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,085	3,041,250
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	700,858
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,065	2,029,797
DexKo Global, Inc.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	327,901
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	481,547
Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		679	628,669
Garrett LX I SARL, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 1/17/32		701	697,054
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Lippert Colipper, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		375	$ 371,250
LTI Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 7/19/29		1,244	1,189,467
RealTruck Group, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 1/31/28		1,786	1,670,836
Term Loan, 9.436%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		668	638,182
			$ 13,292,759
Automobiles — 0.5%
MajorDrive Holdings IV LLC:
Term Loan, 8.561%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		602	$ 560,542
Term Loan, 9.949%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,431	1,330,597
			$ 1,891,139
Beverages — 1.2%
Arterra Wines Canada, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		958	$ 940,366
Celsius Holdings, Inc., Term Loan, 7.548%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		725	721,676
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		569	224,778
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		184	71,022
Term Loan - Second Lien, 0.00%, 4/5/28(8)		1,083	25,045
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		2,358	2,343,313
			$ 4,326,200
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.686%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,408	$ 1,392,328
			$ 1,392,328
Broadline Retail — 0.8%
Peer Holding III BV:
Term Loan, 5.605%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	525	$ 595,749
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,089	1,085,825
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,397	1,392,576
			$ 3,074,150

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products — 2.4%
Cornerstone Building Brands, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 4/12/28	2,743	$ 2,409,845
CPG International, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 9/19/31	723	720,928
LHS Borrower LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 4.75%), 2/16/29	988	868,563
MI Windows & Doors LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/28/31	2,258	2,227,275
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	2,265	2,172,063
Standard Industries, Inc., Term Loan, 6.069%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	306	307,125
		$ 8,705,799
Capital Markets — 5.9%
Advisor Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/17/28	1,899	$ 1,893,732
AllSpring Buyer LLC, Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	1,319	1,317,947
Aretec Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	2,205	2,195,997
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28	763	765,418
Edelman Financial Center LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	2,422	2,415,614
EIG Management Co. LLC, Term Loan, 9.323%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	402	398,297
FinCo I LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 6/27/29	1,207	1,205,607
Focus Financial Partners LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	4,313	4,266,578
Franklin Square Holdings LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	1,017	1,014,769
HighTower Holdings LLC, Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 2/3/32	2,231	2,197,834
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/21/31	1,393	1,382,561
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/18/28	1,817	1,816,246
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30	622	621,878
		$ 21,492,478
Chemicals — 6.8%
AAP Buyer, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/9/31	474	$ 473,813
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Aruba Investments Holdings LLC:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	480	$ 524,736
Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/24/27		1,429	1,401,358
Charter NEX U.S., Inc., Term Loan, 7.071%, (1 mo. USD Term SOFR + 2.75%), 11/29/30		1,167	1,165,370
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		1,096	1,091,619
Groupe Solmax, Inc., Term Loan, 9.186% - 9.311%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 5/29/28		1,423	1,185,123
INEOS Enterprises Holdings II Ltd., Term Loan, 6.499%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	53	59,262
INEOS Finance PLC, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4	4,051
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	277,421
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 4/2/29		1,935	1,664,487
INEOS U.S. Finance LLC:
Term Loan, 6.922%, (1 mo. USD Term SOFR + 2.50%), 11/8/28		509	493,336
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		1,070	992,466
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,907	1,789,683
Lonza Group AG, Term Loan, 8.324%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		2,384	2,187,562
Minerals Technologies, Inc., Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		524	518,451
Momentive Performance Materials, Inc., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		1,654	1,630,494
Natgasoline LLC, Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		525	513,844
Nouryon Finance BV, Term Loan, 7.554%, (3 mo. USD Term SOFR + 3.25%), 4/3/28		593	589,564
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,055	2,033,396
Orion Engineered Carbons GmbH, Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.15%), 9/24/28		314	299,512
Rohm Holding GmbH, Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		1,416	1,343,755
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		466	419,388
Tronox Finance LLC:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		1,474	1,391,832

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC: (continued)
Term Loan, 6.799% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	424	$ 400,269
W.R. Grace & Co.-Conn., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 9/22/28	2,370	2,332,852
		$ 24,783,644
Commercial Services & Supplies — 5.2%
Albion Financing 3 SARL, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 8/16/29	1,576	$ 1,577,405
Allied Universal Holdco LLC, Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 5/12/28	3,791	3,791,964
Armor Holding II LLC, Term Loan, 12/11/28(9)	200	200,000
Belfor Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/1/30	570	568,993
EnergySolutions LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,291	1,287,995
Flame Newco LLC, Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 6.422% cash, 4.00% PIK, 6/30/28	202	197,791
Foundever Worldwide Corp., Term Loan, 8.178%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	2,244	1,271,732
Garda World Security Corp., Term Loan, 7.292%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	2,378	2,361,668
GFL Environmental, Inc., Term Loan, 6.819%, (3 mo. USD Term SOFR + 2.50%), 2/4/32	1,500	1,483,125
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 10/17/30	691	690,818
Minimax Viking GmbH, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/17/32	625	623,438
Monitronics International, Inc., Term Loan, 12.083%, (1 mo. USD Term SOFR + 7.50%), 6/30/28	1,001	996,114
Prime Security Services Borrower LLC, Term Loan, 6.319%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	945	942,519
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/24/31	650	651,895
TMF Group Holding BV, Term Loan, 7.035% - 7.039%, (3 mo. USD Term SOFR + 2.75%), 5/3/28	370	368,943
TruGreen LP, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/2/27	1,994	1,894,328
		$ 18,908,728
Construction Materials — 1.5%
Knife River HoldCo, Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	250	$ 250,313
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.:
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		2,426	$ 2,392,028
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,750	1,717,879
Star Holding LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 7/31/31		1,219	1,155,798
			$ 5,516,018
Consumer Finance — 0.3%
CPI Holdco B LLC, Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,219	$ 1,212,671
			$ 1,212,671
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.149%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		392	$ 353,853
			$ 353,853
Containers & Packaging — 1.5%
Altium Packaging LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		471	$ 461,420
Berlin Packaging LLC, Term Loan, 7.799% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31		1,757	1,747,308
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		2,037	2,025,838
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.309%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		300	63,063
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.323%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		1,111	1,096,245
			$ 5,393,874
Distributors — 0.5%
Parts Europe SA, Term Loan, 5.486%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	1,475	$ 1,672,893
Phillips Feed Service, Inc., Term Loan, 11.422%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		100	61,281
			$ 1,734,174
Diversified Consumer Services — 2.0%
Ascend Learning LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,526	$ 1,510,974

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Ascend Learning LLC: (continued)
Term Loan - Second Lien, 10.172%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		940	$ 927,763
Fugue Finance BV, Term Loan, 7.496%, (6 mo. USD Term SOFR + 3.25%), 1/9/32		497	497,543
KUEHG Corp., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 6/12/30		1,420	1,417,088
Lernen Bidco Ltd., Term Loan, 8.409%, (3 mo. USD Term SOFR + 4.00%), 10/27/31		524	522,161
Spring Education Group, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		841	839,738
Wand NewCo 3, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		1,689	1,668,074
			$ 7,383,341
Diversified Financial Services — 0.4%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	525	$ 587,312
Sandy BidCo BV, Term Loan, 6.261%, (6 mo. EURIBOR + 3.85%), 8/17/29	EUR	925	1,029,360
			$ 1,616,672
Diversified Telecommunication Services — 2.9%
Altice France SA, Term Loan, 9.756%, (3 mo. USD Term SOFR + 5.50%), 8/15/28		1,168	$ 1,055,923
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		1,053	391,035
Term Loan, 14.395%, (3 mo. USD Term SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(3)		417	333,386
Level 3 Financing, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		2,100	2,098,688
Lumen Technologies, Inc., Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		992	948,323
Virgin Media Bristol LLC, Term Loan, 7.686%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		4,200	4,147,731
Zayo Group Holdings, Inc., Term Loan, 5.401%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,368	1,420,825
			$ 10,395,911
Electric Utilities — 0.6%
Kohler Energy Co. LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		2,130	$ 2,087,000
			$ 2,087,000
Electrical Equipment — 1.1%
AZZ, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/13/29		1,100	$ 1,100,688
Borrower/Description	Principal Amount* (000's omitted)		Value
Electrical Equipment (continued)
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		3,077	$ 3,052,721
			$ 4,153,409
Electronic Equipment, Instruments & Components — 2.3%
Chamberlain Group, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 11/3/28		2,445	$ 2,419,696
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,312	1,254,540
Ingram Micro, Inc., Term Loan, 7.053%, (3 mo. USD Term SOFR + 2.75%), 9/22/31		1,225	1,226,203
Mirion Technologies, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 10/20/28		502	501,825
Range Red Operating, Inc.:
Term Loan, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		175	168,067
Term Loan - Second Lien, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		732	705,018
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		1,001	892,469
Verisure Holding AB:
Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	775	877,410
Term Loan, 5.441%, (3 mo. EURIBOR + 3.25%), 5/30/30	EUR	229	259,401
			$ 8,304,629
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc., Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)		62	$ 17,805
PG Investment Co. 59 SARL, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 3/26/31		1,394	1,391,729
			$ 1,409,534
Engineering & Construction — 1.6%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32		552	$ 547,860
Arcosa, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 8/12/31		374	374,064
Artera Services LLC, Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		421	402,212
Azuria Water Solutions, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		1,241	1,232,424
Construction Partners, Inc., Term Loan, 6.82%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		524	520,852
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/8/30		1,886	1,889,286

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Platea BC Bidco AB:
Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 4/3/31	EUR	708	$ 805,068
Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 4/3/31(7)	EUR	142	161,013
			$ 5,932,779
Entertainment — 2.1%
City Football Group Ltd., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 7/22/30		1,231	$ 1,209,341
EOC Borrower LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		3,000	2,971,245
Pretzel Parent, Inc., Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		975	970,369
Renaissance Holding Corp., Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 4/5/30		1,478	1,382,825
Varsity Brands, Inc., Term Loan, 7.819%, (3 mo. USD Term SOFR + 3.50%), 8/26/31		1,000	985,315
Vue Entertainment International Ltd., Term Loan, 10.659%, (6 mo. EURIBOR + 8.40%), 2.259% cash, 8.40% PIK, 12/31/27	EUR	289	188,036
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	69	77,117
			$ 7,784,248
Financial Services — 2.0%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.569%, (1 mo. USD Term SOFR + 4.25%), 12/2/31		2,025	$ 1,954,125
Nuvei Technologies Corp., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/17/31		525	522,291
nVent Electric PLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		1,125	1,122,891
Planet U.S. Buyer LLC, Term Loan, 7.319%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,216	1,211,101
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		875	866,250
Walker & Dunlop, Inc., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		725	722,281
WEX, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		850	838,313
			$ 7,237,252
Food Products — 1.9%
CHG PPC Parent LLC, Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		388	$ 387,896
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.15%), 11/2/28		378	$ 363,782
Term Loan, 12.469%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		422	406,159
Term Loan - Second Lien, 8.699% - 8.719%, (3 mo. USD Term SOFR + 4.40%), 8/2/28		880	537,869
Newly Weds Foods, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,225	1,220,406
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		1,960	1,960,200
POP Bidco SAS, Term Loan, 6.686%, (3 mo. EURIBOR + 4.50%), 11/26/31	EUR	1,225	1,391,558
United Petfood Finance BV, Term Loan, 5.171%, (6 mo. EURIBOR + 2.75%), 2/26/32	EUR	700	788,888
			$ 7,056,758
Gas Utilities — 0.7%
CQP Holdco LP, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		2,607	$ 2,597,585
			$ 2,597,585
Health Care Equipment & Supplies — 1.7%
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		1,512	$ 1,512,924
Journey Personal Care Corp., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		2,457	2,443,399
Medline Borrower LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/23/28		2,209	2,197,080
			$ 6,153,403
Health Care Providers & Services — 9.1%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,580	$ 1,564,185
Biogroup-LCD, Term Loan, 6.026%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	225	248,890
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (3 mo. USD Term SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26		2,210	2,031,572
Cano Health LLC, Term Loan, 13.799%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		489	449,973
CCRR Parent, Inc., Term Loan, 8.825%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		2,512	1,021,363
Cerba Healthcare SAS:
Term Loan, 5.851%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	350	300,888
Term Loan, 6.101%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	500	430,279

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Ceva Sante Animale, Term Loan, 7.065%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		396	$ 395,513
CHG Healthcare Services, Inc., Term Loan, 7.299% - 7.313%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		2,021	2,017,705
CNT Holdings I Corp., Term Loan, 6.78%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		1,496	1,490,270
Concentra Health Services, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		374	371,725
Electron BidCo, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		958	955,663
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		1,443	1,443,749
Hanger, Inc.:
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,152	1,151,509
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(7)		148	148,263
IVC Acquisition Ltd.:
Term Loan, 6.426%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	1,325	1,491,646
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,037	1,030,851
LSCS Holdings, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 3/4/32		500	488,595
Medical Solutions Holdings, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		2,435	1,488,282
National Mentor Holdings, Inc.:
Term Loan, 8.149% - 8.172%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		1,989	1,902,082
Term Loan, 8.149%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		59	56,189
Option Care Health, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		339	339,119
Pacific Dental Services LLC, Term Loan, 7.07% - 7.078%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		1,215	1,206,350
Phoenix Guarantor, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,624	1,614,955
Radnet Management, Inc., Term Loan, 6.568%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		720	718,663
Raven Acquisition Holdings LLC:
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		1,493	1,479,602
Term Loan, 11/19/31(7)		107	105,686
Select Medical Corp., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		973	972,261
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Sound Inpatient Physicians, Term Loan - Second Lien, 9.561%, (3 mo. USD Term SOFR + 5.00%), 8.061% cash, 1.50% PIK, 6/28/28		371	$ 337,524
Surgery Center Holdings, Inc., Term Loan, 7.07%, (1 mo. USD Term SOFR + 2.75%), 12/19/30		2,181	2,177,705
Synlab Bondco PLC:
Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	335,077
Term Loan, 5.634%, (1 mo. EURIBOR + 3.50%), 12/20/30	EUR	525	592,409
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		1,421	1,388,567
U.S. Anesthesia Partners, Inc., Term Loan, 8.688%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		1,391	1,378,895
			$ 33,126,005
Health Care Technology — 3.1%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29		1,754	$ 1,741,937
Certara LP, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		929	926,289
Imprivata, Inc., Term Loan, 7.78%, (3 mo. USD Term SOFR + 3.50%), 12/1/27		2,564	2,572,864
PointClickCare Technologies, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 11/3/31		1,225	1,224,768
Press Ganey Holdings, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 4/30/31		1,393	1,386,425
Project Ruby Ultimate Parent Corp., Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.00%), 3/10/28		1,083	1,080,399
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,674	1,457,875
Waystar Technologies, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		915	912,526
			$ 11,303,083
Hotels, Restaurants & Leisure — 6.4%
Betclic Everest Group, Term Loan, 5.785%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	475	$ 537,730
Caesars Entertainment, Inc., Term Loan, 6.563%, (3 mo. USD Term SOFR + 2.25%), 2/6/31		2,302	2,270,101
Carnival Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 10/18/28		2,512	2,509,829
ClubCorp Holdings, Inc., Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 9/18/26		1,248	1,251,372
Fertitta Entertainment LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/27/29		1,960	1,913,673

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV, Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	3,111	$ 3,070,778
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	1,047	944,259
IRB Holding Corp., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	2,414	2,398,889
J&J Ventures Gaming LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/26/30	550	526,798
Ontario Gaming GTA LP, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	1,485	1,440,803
Playa Resorts Holding BV, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/5/29	2,004	2,004,125
Scientific Games Holdings LP, Term Loan, 7.285%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	1,965	1,950,325
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	1,714	1,696,861
Wyndham Hotels & Resorts, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 5/24/30	788	787,115
		$ 23,302,658
Household Durables — 2.7%
ACProducts, Inc., Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	2,693	$ 1,832,261
Hunter Douglas, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 1/20/32	2,682	2,621,747
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	653	628,712
Madison Safety & Flow LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/26/31	771	766,306
PHRG Intermediate LLC, Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	975	909,188
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	155	154,345
Term Loan, 11.914%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	1,425	1,307,462
Tempur Sealy International, Inc., Term Loan, 6.78%, (1 mo. USD Term SOFR + 2.50%), 10/24/31	1,671	1,669,559
		$ 9,889,580
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	1,816	$ 1,469,724
		$ 1,469,724
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 2.1%
Alliant Holdings Intermediate LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		1,621	$ 1,612,054
AmWINS Group, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		508	506,304
Broadstreet Partners, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/13/31		1,613	1,607,240
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	567,640
Ryan Specialty Group LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		1,222	1,219,268
Truist Insurance Holdings LLC:
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		506	500,801
Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	263,059
USI, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		1,489	1,481,316
			$ 7,757,682
Interactive Media & Services — 1.4%
Aragorn Parent Corp., Term Loan, 8.57%, (1 mo. USD Term SOFR + 4.25%), 12/15/28		1,293	$ 1,296,988
Arches Buyer, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		1,954	1,917,687
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		1,427	1,303,379
Twitter, Inc., Term Loan, 10.949%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		499	484,199
			$ 5,002,253
IT Services — 6.1%
Asurion LLC:
Term Loan, 7.686%, (1 mo. USD Term SOFR + 3.25%), 7/31/27		1,444	$ 1,414,542
Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		1,081	1,046,809
Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 9/19/30		1,133	1,086,094
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		1,830	1,715,296
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		1,400	1,289,750
Endure Digital, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		3,934	2,852,419
Gainwell Acquisition Corp., Term Loan, 8.399%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		2,766	2,580,856

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Go Daddy Operating Co. LLC:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		1,794	$ 1,789,918
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 5/30/31		347	346,272
NAB Holdings LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/24/28		3,102	3,076,481
Plano HoldCo, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		575	569,250
Rackspace Finance LLC:
Term Loan, 10.685%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		1,723	1,714,926
Term Loan - Second Lien, 7.185%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		3,672	1,515,676
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 7/31/31		1,113	1,108,652
			$ 22,106,941
Leisure Products — 0.4%
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,288	$ 1,278,070
			$ 1,278,070
Life Sciences Tools & Services — 0.4%
Loire Finco Luxembourg SARL:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 1/31/30	EUR	475	$ 536,161
Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 1/31/30		311	308,610
Sotera Health Holdings LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		771	770,647
			$ 1,615,418
Machinery — 9.1%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		500	$ 497,500
AI Aqua Merger Sub, Inc., Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		2,151	2,128,588
American Trailer World Corp., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		1,261	996,538
Apex Tool Group LLC:
Term Loan, 14.422%, (1 mo. USD Term SOFR + 10.00%), 11.922% cash, 2.50% PIK, 2/8/30		1,229	1,026,181
Term Loan - Second Lien, 9.672%, (1 mo. USD Term SOFR + 5.25%), 2/8/29		525	458,417
Clark Equipment Co., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		860	858,421
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Conair Holdings LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		2,123	$ 1,125,190
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		1,885	1,828,809
Crown Equipment Corp., Term Loan, 6.542%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		1,047	1,043,447
Cube Industrials Buyer, Inc., Term Loan, 7.772%, (3 mo. USD Term SOFR + 3.50%), 10/17/31		425	422,167
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31		1,020	1,009,467
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30		725	718,223
Engineered Machinery Holdings, Inc., Term Loan, 8.311%, (3 mo. USD Term SOFR + 3.75%), 5/19/28		3,390	3,386,599
Filtration Group Corp., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/21/28		629	629,045
Gates Global LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		2,313	2,297,656
Icebox Holdco III, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 12/22/28		704	702,791
John Bean Technologies Corp., Term Loan, 6.672%, (1 mo. USD Term SOFR + 2.25%), 1/2/32		725	724,456
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		2,412	2,393,960
Pro Mach Group, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		1,481	1,474,290
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		1,302	1,292,196
SPX Flow, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		1,535	1,529,866
Terex Corp., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 10/8/31		2,350	2,350,000
TK Elevator Midco GmbH:
Term Loan, 5.848%, (3 mo. EURIBOR + 3.25%), 4/30/30	EUR	1,400	1,578,457
Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30		1,986	1,980,438
Zephyr German BidCo GmbH, Term Loan, 5.443%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	600	675,126
			$ 33,127,828
Media — 1.2%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		743	$ 730,556

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
ABG Intermediate Holdings 2 LLC: (continued)
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	625	$ 612,891
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	574	572,238
Emerald X, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 1/30/32	225	225,282
Fleet Midco I Ltd., Term Loan, 7.055%, (6 mo. USD Term SOFR + 2.75%), 2/21/31	682	680,491
Gray Television, Inc., Term Loan, 7.438%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	798	739,491
Hubbard Radio LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	460	310,784
MJH Healthcare Holdings LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 1/29/29	466	462,361
		$ 4,334,094
Metals/Mining — 1.2%
Arsenal AIC Parent LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	1,481	$ 1,463,924
Novelis Corp., Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/11/32	975	974,240
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	1,790	1,608,367
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	367	337,419
		$ 4,383,950
Oil, Gas & Consumable Fuels — 3.3%
Epic Crude Services LP, Term Loan, 7.256%, (3 mo. USD Term SOFR + 3.00%), 10/15/31	623	$ 623,550
Freeport LNG Investments LLLP, Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	1,265	1,249,852
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	463	460,989
Hilcorp Energy I LP, Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	850	839,375
ITT Holdings LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/11/30	813	807,969
Matador Bidco SARL, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	3,306	3,316,747
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.573%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	866	859,676
Oxbow Carbon LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	487	481,046
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Thunder Generation Funding LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/3/31		1,068	$ 1,068,436
UGI Energy Services LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/22/30		2,341	2,342,854
			$ 12,050,494
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		495	$ 472,958
			$ 472,958
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 7.922%, (1 mo. USD Term SOFR + 3.50%), 2/23/29		1,274	$ 1,123,079
			$ 1,123,079
Pharmaceuticals — 1.0%
Bausch Health Co., Inc., Term Loan, 10.542%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		875	$ 827,605
Jazz Financing Lux SARL, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		1,559	1,556,131
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		1,287	1,337,760
			$ 3,721,496
Professional Services — 8.6%
AAL Delaware Holdco, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		697	$ 696,396
AlixPartners LLP:
Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	480	544,448
Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 2/4/28		540	540,489
Amspec Parent LLC:
Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 12/22/31		802	801,667
Term Loan, 12/22/31(7)		123	123,333
APFS Staffing Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		238	227,662
Apleona Holding GmbH, Term Loan, 4.886%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	750	849,285
Camelot U.S. Acquisition LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		2,610	2,581,085
Citrin Cooperman Advisors LLC:
Term Loan, 7.298%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		1,292	1,281,172
Term Loan, 4/1/32(7)		83	82,656

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CohnReznick LLP:
Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		589	$ 589,458
Term Loan, 3/31/32(7)		136	136,449
CoreLogic, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		1,797	1,776,858
Corporation Service Co., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		243	240,789
Crisis Prevention Institute, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 4/9/31		324	319,325
Deerfield Dakota Holding LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 4/9/27		2,050	1,948,429
EAB Global, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		2,193	2,155,016
Employbridge Holding Co.:
Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		818	687,861
Term Loan, 1/19/30(7)		342	288,034
Term Loan - Second Lien, 9.311%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		1,829	681,157
First Advantage Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/31/31		1,596	1,587,023
Galaxy Bidco Ltd., Term Loan, 6.708%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	675	765,951
Genuine Financial Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/27/30		394	385,393
Grant Thornton Advisors LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		2,339	2,324,518
iSolved, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/15/30		495	495,634
Mermaid Bidco, Inc., Term Loan, 7.553%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		546	541,966
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		1,813	1,605,022
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(9)		825	794,063
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	2,339	2,660,083
Tempo Acquisition LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		1,241	1,233,029
Teneo Holdings LLC, Term Loan, 9.072%, (1 mo. USD Term SOFR + 4.75%), 3/13/31		1,263	1,267,982
Vaco Holdings LLC, Term Loan, 9.449%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		1,224	1,092,902
			$ 31,305,135
Borrower/Description	Principal Amount* (000's omitted)		Value
Real Estate Management & Development — 0.6%
Greystar Real Estate Partners LLC, Term Loan, 7.033%, (3 mo. USD Term SOFR + 2.75%), 8/21/30		2,076	$ 2,068,275
			$ 2,068,275
Road & Rail — 1.6%
First Student Bidco, Inc.:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/21/28		1,253	$ 1,249,139
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/21/28		383	382,026
Hertz Corp.:
Term Loan, 8.033%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		741	583,242
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,233	960,169
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		241	188,005
Kenan Advantage Group, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,329	2,290,929
			$ 5,653,510
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc.:
Term Loan, 7.247%, (1 yr. USD Term SOFR + 3.10%), 2/1/29		1,778	$ 1,737,350
Term Loan - Second Lien, 9.747%, (1 yr. USD Term SOFR + 5.60%), 2/1/30		450	428,344
Bright Bidco BV, Term Loan, 12.291%, (3 mo. USD Term SOFR + 8.00%), 10/31/27		444	178,162
			$ 2,343,856
Software — 19.9%
Applied Systems, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 2/24/31		640	$ 639,894
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(8)		735	14,696
Term Loan, 0.00%, 10/25/29(8)		1,096	38,362
Term Loan, 11.049%, (3 mo. USD Term SOFR + 6.75%), 2/25/28		524	304,162
Boost Newco Borrower LLC, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		2,968	2,965,085
Boxer Parent Co., Inc.:
Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 7/30/31	EUR	262	295,540
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/30/31		3,668	3,601,136
Central Parent, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		2,024	1,695,752

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	3,307	$ 3,271,748
Cloudera, Inc.:
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	3,359	3,315,026
Term Loan - Second Lien, 10.422%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	650	613,710
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(10)	221	216,521
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	1,239	1,138,175
Cornerstone OnDemand, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,116	992,795
Dragon Buyer, Inc., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 9/30/31	1,397	1,390,216
Drake Software LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	2,040	1,968,287
E2open LLC, Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/4/28	1,834	1,827,452
ECI Macola Max Holding LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/9/30	1,395	1,391,726
Ellucian Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/9/29	3,315	3,306,134
Epicor Software Corp., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	3,926	3,911,995
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27	1,470	1,441,005
GoTo Group, Inc.:
Term Loan, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	966	878,935
Term Loan - Second Lien, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	612	252,808
Ivanti Software, Inc., Term Loan, 8.793%, (3 mo. USD Term SOFR + 4.25%), 12/1/27	1,285	969,592
Marcel LUX IV SARL, Term Loan, 7.83%, (1 mo. USD Term SOFR + 3.50%), 11/12/30	1,265	1,267,043
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,395	2,257,889
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29	565	567,100
OceanKey (U.S.) II Corp., Term Loan, 7.922%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,506	1,495,640
Open Text Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,270	1,267,861
Polaris Newco LLC, Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	2,581	2,495,467
Project Boost Purchaser LLC:
Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 7/16/31	1,197	1,188,519
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Project Boost Purchaser LLC: (continued)
Term Loan - Second Lien, 9.549%, (3 mo. USD Term SOFR + 5.25%), 7/16/32		375	$ 369,999
Proofpoint, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		2,903	2,889,211
Quartz Acquireco LLC, Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 6/28/30		1,481	1,468,252
Quest Software U.S. Holdings, Inc., Term Loan, 8.68%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		1,739	1,078,324
RealPage, Inc.:
Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		3,253	3,226,444
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		450	450,092
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28		1,376	842,768
Sabre GLBL, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		223	212,705
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		390	372,839
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		164	154,330
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,162	2,044,910
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		543	514,348
Skillsoft Corp., Term Loan, 9.685%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		1,468	1,270,039
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		2,100	2,032,411
UKG, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 2/10/31		4,352	4,341,720
Veritas U.S., Inc., Term Loan, 16.799%, (3 mo. USD Term SOFR + 12.50%), 12/9/29		668	658,360
Vision Solutions, Inc., Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		3,789	3,533,506
			$ 72,440,529
Specialty Retail — 4.6%
Apro LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		597	$ 593,269
Boels Topholding BV, Term Loan, 5.101%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	496	559,406
Great Outdoors Group LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,586	2,535,099
Harbor Freight Tools USA, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		2,308	2,154,156
Homeserve USA Holding Corp., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 10/21/30		916	913,172

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Hoya Midco LLC, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 2/3/29		1,070	$ 1,054,167
Les Schwab Tire Centers, Term Loan, 6.813% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		4,791	4,762,201
LIDS Holdings, Inc., Term Loan, 9.945%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		132	131,706
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28		2,249	2,222,879
Speedster Bidco GmbH:
Term Loan, 6.129%, (6 mo. EURIBOR + 3.75%), 12/10/31	EUR	875	992,691
Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		850	845,750
			$ 16,764,496
Trading Companies & Distributors — 3.9%
CD&R Hydra Buyer, Inc., Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		1,114	$ 1,076,629
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		371	371,413
DXP Enterprises, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		690	688,459
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28% - 8.322%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 1/29/31		1,262	1,166,906
Kodiak Building Partners, Inc., Term Loan, 8.035% - 8.039%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		550	530,208
Paint Intermediate III LLC, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		525	524,837
Patagonia Bidco Ltd., Term Loan, 9.954%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	1,325	1,563,641
Quimper AB, Term Loan, 6.078%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	375	425,272
Spin Holdco, Inc., Term Loan, 8.562%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		4,080	3,355,494
White Cap Buyer LLC, Term Loan, 7.575%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		3,391	3,313,792
Windsor Holdings III LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,133	1,121,820
			$ 14,138,471
Transportation Infrastructure — 1.1%
Brown Group Holding LLC:
Term Loan, 6.78% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		221	$ 218,569
Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure (continued)
Brown Group Holding LLC: (continued)
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	2,119	$ 2,101,014
KKR Apple Bidco LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	1,745	1,727,389
		$ 4,046,972
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 12/17/27	1,574	$ 1,576,480
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	1,522	1,504,208
		$ 3,080,688
Total Senior Floating-Rate Loans (identified cost $544,119,057)		$ 521,631,932

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	3,360	$ 0
Total Warrants (identified cost $0)		$ 0

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Security		Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(11)	1,987,237	$ 1,987,237
Total Short-Term Investments (identified cost $1,987,237)		$ 1,987,237
Total Investments — 156.9% (identified cost $595,152,806)		$ 571,146,978
Less Unfunded Loan Commitments — (0.3)%		$ (1,130,835)
Net Investments — 156.6% (identified cost $594,021,971)		$ 570,016,143
Other Assets, Less Liabilities — (35.8)%		$(130,180,547)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (20.9)%		$ (75,909,560)
Net Assets Applicable to Common Shares — 100.0%		$ 363,926,036
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $38,550,011 or 10.6% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2025, the total value of unfunded loan commitments is $1,076,407. See Note 1F for description.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(10)	Fixed-rate loan.
(11)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,320,649	EUR	8,613,275	Standard Chartered Bank	5/5/25	$ —	$ (436,903)
GBP	43,671	USD	55,880	State Street Bank and Trust Company	5/30/25	2,326	—
USD	2,300,823	EUR	2,188,717	Australia and New Zealand Banking Group Limited	5/30/25	—	(182,410)
USD	2,253,334	EUR	2,140,700	Citibank, N.A.	5/30/25	—	(175,421)
USD	2,253,052	EUR	2,140,700	State Street Bank and Trust Company	5/30/25	—	(175,703)
USD	2,250,608	EUR	2,140,700	State Street Bank and Trust Company	5/30/25	—	(178,146)
USD	43,176	GBP	33,427	Deutsche Bank AG	5/30/25	—	(1,377)
USD	1,624,071	GBP	1,282,035	Standard Chartered Bank	5/30/25	—	(84,658)
USD	9,808,099	EUR	8,613,275	Standard Chartered Bank	6/3/25	33,458	—
USD	2,955,184	EUR	2,724,208	Bank of America, N.A.	6/30/25	—	(141,637)
USD	2,692,270	EUR	2,480,880	State Street Bank and Trust Company	6/30/25	—	(127,941)

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,691,699	EUR	2,480,880	State Street Bank and Trust Company	6/30/25	$ —	$ (128,512)
						$35,784	$(1,632,708)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $592,034,734)	$568,028,906
Affiliated investments, at value (identified cost $1,987,237)	1,987,237
Cash	982,767
Deposits for derivatives collateral — forward foreign currency exchange contracts	1,220,000
Foreign currency, at value (identified cost $1,466,949)	1,522,409
Interest receivable	3,021,181
Dividends receivable from affiliated investments	9,603
Receivable for investments sold	1,260,780
Receivable for open forward foreign currency exchange contracts	35,784
Trustees' deferred compensation plan	164,106
Prepaid upfront fees on notes payable	73,063
Prepaid expenses	8,735
Total assets	$578,314,571
Liabilities
Notes payable	$134,000,000
Payable for investments purchased	1,412,922
Payable for open forward foreign currency exchange contracts	1,632,708
Payable to affiliates:
Investment adviser fee	348,578
Trustees' fees	3,229
Trustees' deferred compensation plan	164,106
Accrued expenses	917,432
Total liabilities	$138,478,975
Auction preferred shares (3,032 shares outstanding) at liquidation value plus cumulative unpaid dividends	$75,909,560
Commitments and contingencies (see Note 12)
Net assets applicable to common shares	$363,926,036
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$295,236
Additional paid-in capital	456,972,162
Accumulated loss	(93,341,362)
Net assets applicable to common shares	$363,926,036
Common Shares Issued and Outstanding	29,523,618
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$12.33

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$158,611
Interest income	24,617,082
Other income	198,310
Total investment income	$24,974,003
Expenses
Investment adviser fee	$2,156,842
Trustees’ fees and expenses	19,204
Custodian fee	83,498
Transfer and dividend disbursing agent fees	10,269
Legal and accounting services	69,271
Printing and postage	99,099
Interest expense and fees	3,832,922
Preferred shares service fee	38,044
Miscellaneous	59,912
Total expenses	$6,369,061
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$5,330
Total expense reductions	$5,330
Net expenses	$6,363,731
Net investment income	$18,610,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(496,196)
Foreign currency transactions	88,153
Forward foreign currency exchange contracts	1,299,153
Net realized gain	$891,110
Change in unrealized appreciation (depreciation):
Investments	$(14,649,077)
Foreign currency	(6,789)
Forward foreign currency exchange contracts	(2,274,761)
Net change in unrealized appreciation (depreciation)	$(16,930,627)
Net realized and unrealized loss	$(16,039,517)
Distributions to preferred shareholders	$(2,713,055)
Net decrease in net assets from operations	$(142,300)

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$18,610,272	$43,991,586
Net realized gain (loss)	891,110	(13,543,013)
Net change in unrealized appreciation (depreciation)	(16,930,627)	21,222,302
Distributions to preferred shareholders	(2,713,055)	(6,536,238)
Net increase (decrease) in net assets from operations	$(142,300)	$45,134,637
Distributions to common shareholders	$(16,980,249)*	$(40,255,963)
Tax return of capital to common shareholders	$—	$(870,621)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$2,099,587	$1,478,790
Reinvestment of distributions to common shareholders	318,207	663,299
Net increase in net assets from capital share transactions	$2,417,794	$2,142,089
Net increase (decrease) in net assets	$(14,704,755)	$6,150,142
Net Assets Applicable to Common Shares
At beginning of period	$378,630,791	$372,480,649
At end of period	$363,926,036	$378,630,791
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2025
Cash Flows From Operating Activities
Net decrease in net assets from operations	$(142,300)
Distributions to preferred shareholders	2,713,055
Net increase in net assets from operations excluding distributions to preferred shareholders	$2,570,755
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(71,314,905)
Investments sold and principal repayments	57,080,500
Decrease in short-term investments, net	5,268,682
Net amortization/accretion of premium (discount)	(1,125,915)
Amortization of prepaid upfront fees on notes payable	45,979
Increase in interest receivable	(242,348)
Decrease in dividends receivable from affiliated investments	30,060
Decrease in Trustees’ deferred compensation plan	10,017
Increase in prepaid expenses	(8,735)
Decrease in cash collateral due to broker	(410,000)
Decrease in payable to affiliates for investment adviser fee	(21,363)
Increase in payable to affiliates for Trustees' fees	211
Decrease in payable to affiliates for Trustees' deferred compensation plan	(10,017)
Decrease in accrued expenses	(89,050)
Increase in unfunded loan commitments	587,289
Net change in unrealized (appreciation) depreciation from investments	14,649,077
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	2,274,761
Net realized loss from investments	496,196
Net cash provided by operating activities	$9,791,194
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(16,662,042)
Cash distributions paid to preferred shareholders	(2,738,591)
Proceeds from Fund shares sold	2,099,587
Proceeds from notes payable	11,000,000
Repayments of notes payable	(10,000,000)
Payment of prepaid upfront fees on notes payable	(85,000)
Net cash used in financing activities	$(16,386,046)
Net decrease in cash and restricted cash*	$(6,594,852)
Cash and restricted cash at beginning of period (including foreign currency)	$10,320,028
Cash and restricted cash at end of period (including foreign currency)	$3,725,176
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$318,207
Cash paid for interest and fees on borrowings	3,784,714
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(47,333).

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2025
Cash	$982,767
Deposits for derivatives collateral — forward foreign currency exchange contracts	1,220,000
Foreign currency	1,522,409
Total cash and restricted cash as shown on the Statement of Cash Flows	$3,725,176

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period (Common shares)	$12.91	$12.77	$12.28	$14.30	$13.50	$14.51
Income (Loss) From Operations
Net investment income(1)	$0.63	$1.50	$1.45	$0.92	$0.72	$0.81
Net realized and unrealized gain (loss)	(0.54)	0.27	0.44	(1.93)	0.91	(0.87)
Distributions to preferred shareholders: From net investment income(1)	(0.09)	(0.22)	(0.20)	(0.05)	—	(0.03)
Total income (loss) from operations	$(0.00)(2)	$1.55	$1.69	$(1.06)	$1.63	$(0.09)
Less Distributions to Common Shareholders
From net investment income	$(0.58)*	$(1.38)	$(1.20)	$(0.88)	$(0.81)	$(0.92)
Tax return of capital	—	(0.03)	—	(0.10)	(0.05)	—
Total distributions to common shareholders	$(0.58)	$(1.41)	$(1.20)	$(0.98)	$(0.86)	$(0.92)
Premium from common shares sold through shelf offering (see Note 6)(1)	$0.00(2)	$0.00(2)	$—	$0.02	$0.00(2)	$—
Discount on tender offer (see Note 6)(1)	$—	$—	$—	$—	$0.03	$—
Net asset value — End of period (Common shares)	$12.33	$12.91	$12.77	$12.28	$14.30	$13.50
Market value — End of period (Common shares)	$11.93	$12.77	$11.64	$11.17	$14.90	$11.90
Total Investment Return on Net Asset Value(3)	(0.00)%(4)(5)	12.62%	15.09%	(7.26)%	12.69%	0.42%
Total Investment Return on Market Value(3)	(2.19)%(4)	22.31%	15.34%	(19.10)%	33.21%	(0.52)%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$363,926	$378,631	$372,481	$358,405	$403,589	$497,341
Ratios (as a percentage of average daily net assets applicable to common shares):(6)(7)†
Expenses excluding interest and fees	1.36%(8)	1.29%	1.34%	1.37%	1.33%	1.32%
Interest and fee expense(9)	2.06%(8)	2.10%	1.95%	0.81%	0.46%	0.78%
Total expenses	3.42%(8)	3.39%	3.29%	2.18%	1.79%	2.10%
Net expenses	3.42%(8)(10)	3.39%(10)	3.29%(10)	2.18%(10)	1.79%	2.10%
Net investment income	10.01%(8)	11.59%	11.37%	6.83%	5.05%	6.03%
Portfolio Turnover	8%(4)	28%	24%	12%	66%	30%
Senior Securities:
Total notes payable outstanding (in 000’s)	$134,000	$133,000	$110,000	$133,000	$120,000	$223,000
Asset coverage per $1,000 of notes payable(11)	$4,282	$4,418	$5,076	$4,265	$4,995	$3,570
Total preferred shares outstanding	3,032	3,032	3,032	3,032	3,032	3,032
Asset coverage per preferred share(12)	$68,379	$70,350	$75,134	$67,924	$76,531	$66,612
Involuntary liquidation preference per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Amount is less than (0.005)%.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Trust.
(7)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(8)	Annualized.
(9)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 8).
(10)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(12)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the values of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 274%, 281%, 301%, 272%, 306% and 266% at April 30, 2025 and October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(13)	Plus accumulated and unpaid dividends.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Expenses excluding interest and fees	0.88%	0.86%	0.89%	0.88%	0.87%	0.84%
Interest and fee expense	1.33%	1.39%	1.28%	0.52%	0.31%	0.50%
Total expenses	2.21%	2.25%	2.17%	1.40%	1.18%	1.34%
Net investment income	6.47%	7.66%	7.47%	4.39%	3.34%	3.86%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2025, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—During this reporting period, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Trust operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Trust’s President acts as the Trust's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Trust's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Trust’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares
The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 160% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.
The number of APS issued and outstanding at April 30, 2025 are as follows:
APS Issued and Outstanding
Series A	739
Series B	763
Series C	738
Series D	792
The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2025, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at April 30, 2025	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	6.87%	$660,129	7.11%	6.87-7.74
Series B	6.87	681,565	7.11	6.87-7.74
Series C	6.87	661,701	7.13	6.87-7.74
Series D	6.97	709,660	7.14	6.92-7.74
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2025.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

be from ordinary income. Distributions in any year may include a return of capital component. For the six months ended April 30, 2025, the amount of distributions estimated to be a tax return of capital was approximately $1,020,000. The final determination of tax characteristics of the Trust's distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At October 31, 2024, the Trust, for federal income tax purposes, had deferred capital losses of $67,294,350 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $65,374,791 are long-term and $1,919,559 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$594,411,192
Gross unrealized appreciation	$3,689,133
Gross unrealized depreciation	(29,681,106)
Net unrealized depreciation	$(25,991,973)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets, as defined in the Trust's investment advisory agreement, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended April 30, 2025, the Trust’s investment adviser fee amounted to $2,156,842. The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $5,330 relating to the Trust's investment in the Liquidity Fund. EVM also serves as administrator of the Trust, but receives no compensation.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $45,514,498 and $52,492,641, respectively, for the six months ended April 30, 2025.
6  Common Shares of Beneficial Interest and Shelf Offering
Common shares issued by the Trust pursuant to its dividend reinvestment plan were 24,729 and 51,033 for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 3,085,835 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2025 and the year ended October 31, 2024, the Trust sold 160,031 and 112,977 common shares, respectively, and received proceeds (net of offering costs) of $2,099,587 and $1,478,790, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $38,646 for the six months ended April 30, 2025 and $17,992 for the year ended October 31, 2024. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended April 30, 2025 and the year ended October 31, 2024 were $4,242 and $2,988, respectively.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2025 and the year ended October 31, 2024.
7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a net liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $1,632,708. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $1,220,000 at April 30, 2025.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$35,784	$(1,632,708)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Trust's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$33,458	$(33,458)	$ —	$ —	$ —
State Street Bank and Trust Company	2,326	(2,326)	—	—	—
	$35,784	$(35,784)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(182,410)	$ —	$ —	$ —	$(182,410)
Bank of America, N.A.	(141,637)	—	—	110,000	(31,637)
Citibank, N.A.	(175,421)	—	—	—	(175,421)
Deutsche Bank AG	(1,377)	—	—	—	(1,377)
Standard Chartered Bank	(521,561)	33,458	—	488,103	—
State Street Bank and Trust Company	(610,302)	2,326	—	607,976	—
	$(1,632,708)	$35,784	$ —	$1,206,079	$(390,845)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$1,299,153	$(2,274,761)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $36,869,000.
8  Credit Agreement
The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $170 million ($185 million prior to March 11, 2025) pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through March 10, 2026, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the extension of the Agreement on March 11, 2025, the Trust also paid upfront fees of $85,000, which are being amortized to interest expense to March 10, 2026. The unamortized balance at April 30, 2025 is approximately $73,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2025, the Trust had borrowings outstanding under the Agreement of $134,000,000 at an annual interest rate of 5.32%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2025 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025. For the six months ended April 30, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $129,049,723 and 5.63%, respectively.
9  Affiliated Investments
At April 30, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $1,987,237, which represents 0.5% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,255,919	$63,863,307	$(69,131,989)	$ —	$ —	$1,987,237	$158,611	1,987,237
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 22,434,652	$ —	$ 22,434,652
Common Stocks	50,695	5,021,706	1,077,448	6,149,849
Corporate Bonds	—	18,602,565	—	18,602,565
Preferred Stocks	—	340,743	—	340,743
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	519,384,432	1,116,665	520,501,097
Warrants	—	—	0	0
Short-Term Investments	1,987,237	—	—	1,987,237
Total Investments	$2,037,932	$565,784,098	$2,194,113	$570,016,143
Forward Foreign Currency Exchange Contracts	$ —	$ 35,784	$ —	$ 35,784
Total	$2,037,932	$565,819,882	$2,194,113	$570,051,927
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,632,708)	$ —	$ (1,632,708)
Total	$ —	$ (1,632,708)	$ —	$ (1,632,708)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Trust. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

A request by the Trust and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Trust cannot reliably predict the outcome of these proceedings or the effect, if any, on the Trust's net asset value.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2025
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7735    4.30.25

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025